Shareholder Fees	Dec. 01, 2020
First Trust Small Cap Value AlphaDEX Fund | First Trust Small Cap Value AlphaDEX Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none